SHARE BASED COMPENSATION (Schedule of Assumptions Used) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
Employees [Member]
Additional disclosures
Total fair values of option and warrants vested	¥ 83
Non Employees [Member]
Additional disclosures
Total fair values of option and warrants vested	¥ 4